Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2017
Reconciliation of Shareholders Equity to Regulatory Capital
Reconciliation of Shareholders Equity to Regulatory Capital [text block table]

Reconciliation of shareholders’ equity to regulatory capital

	CRR/CRD 4
in € m.	Dec 31, 2017	Dec 31, 2016
Total shareholders’ equity per accounting balance sheet	63,174	59,833
Deconsolidation/Consolidation of entities	(58)	(123)
Thereof:
Additional paid-in capital	(6)	(6)
Retained earnings	(228)	(276)
Accumulated other comprehensive income (loss), net of tax	176	159
Total shareholders' equity per regulatory balance sheet	63,116	59,710
Noncontrolling interest based on transitional rules	33	79
Accrual for dividend and AT1 coupons[1]	0	(621)
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period	(35)	(63)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,114	59,104
Additional value adjustments	(1,204)	(1,398)
Other prudential filters (other than additional value adjustments)	(74)	(428)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR	(144)	(380)
Goodwill and other intangible assets (net of related tax liabilities)	(6,715)	(5,062)
Deferred tax assets that rely on future profitability	(2,403)	(2,666)
Defined benefit pension fund assets	(900)	(567)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments	(866)	(820)
Common Equity Tier 1 capital	50,808	47,782